Component of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current tax expense (benefit)
Federal tax benefit					$ (21)	$ (16)	$ (22)
State tax expense (benefit)					200	95	(1)
Current tax expense (benefit)					179	79	(23)
Deferred tax expense (benefit)
Federal tax expense (benefit)					27,290	19,712	(77,260)
State tax expense (benefit)					8,455	4,012	(12,494)
Deferred tax expense (benefit)			28,302	5,851	35,745	23,724	(85,913)
Income tax expense (benefit)	22,176	28,010	28,372	5,851	35,924	23,803	(89,777)
Continuing Operations
Deferred tax expense (benefit)
Deferred tax expense (benefit)					$ 35,745	$ 23,724	$ (89,754)